Subsequent Events - Additional Information (Detail) - USD ($)						4 Months Ended
	Sep. 30, 2021	Mar. 07, 2021	Feb. 04, 2021	Dec. 21, 2020	Nov. 17, 2020	Dec. 31, 2020	Jun. 30, 2021
dMY TECHNOLOGY GROUP, INC. III [Member]
Subsequent Event [Line Items]
Repayments of notes payable				$ 90,000
Proceeds from private placement						$ 8,000,000
Proceeds from Issuance of Common Stock						$ 25,000
dMY TECHNOLOGY GROUP, INC. III [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Proceeds from private placement					$ 8,000,000.0
Amended Option Agreement [Member] | University Of Maryland [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Option agreement, remaining number of shares available for issuance			31,765
Subscription Agreements [Member]
Subsequent Event [Line Items]
Number of shares subscribed							35.0
Value of shares subscribed							$ 350,000,000.0
Subsequent Event [Member] | Amended Option Agreement [Member] | University Of Maryland [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Option agreement, remaining number of shares available for issuance			31,765
Subsequent Event [Member] | Subscription Agreements [Member]
Subsequent Event [Line Items]
Number of shares subscribed		35,000,000.0
Value of shares subscribed		$ 350,000,000.0
Subsequent Event [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Proceeds from merger related transaction		650,000,000.0
Subsequent Event [Member] | Merger Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Proceeds from private placement		$ 350,000,000.0
Subsequent Event [Member] | Merger Agreement [Member] | Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share		$ 10.00
PIPE Investors [Member] | Subsequent Event [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Subsequent Event [Line Items]
Number of shares subscribed		35,000,000
Value of shares subscribed		$ 350,000,000
ionq_Dmy Technology GroupInc.III [Member] | Subsequent Event [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Proceeds From Business Combination	$ 558,000,000.0
ionq_Dmy Technology GroupInc.III [Member] | Subsequent Event [Member] | Merger Agreement [Member] | PIPE Agreement [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock	$ 345,000,000.0
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	121,000,000
Business Acquisition, Percentage of Voting Interests Acquired	63.00%